Investment Objectives and Goals - BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital appreciation.